Property, plant and equipment	9 Months Ended
Sep. 30, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment
7.   Property, plant and equipment

	Mining	Non-producing	Plant and	Corporate office
	interests	properties	equipment	equipment	Total
Cost
Balance at January 1, 2017	$67,571	$77,390	$40,013	$81	$185,055
Asset additions	5,233	5,526	8,795	3	19,557
Property purchase option acquired	-	7,108	-	-	7,108
Change in decommissioning provision	(37)	38	-	-	1
Reclassification	31,595	(31,595)	-	-	-
Balance at December 31, 2017	104,362	58,467	48,808	84	211,721
Asset additions	6,489	-	4,467	10	10,966
Property purchase option acquired	-	2,000	-	-	2,000
Change in decommissioning provision	(110)	-	-	-	(110)
Balance at September 30, 2018	$110,741	$60,467	$53,275	$94	$224,577

Accumulated depreciation and depletion
Balance at January 1, 2017	$31,410	$50,502	$22,566	$29	$104,507
Depreciation/depletion for the year	3,438	-	3,261	10	6,709
Write-down of equipment	-	-	204	-	204
Balance at December 31, 2017	34,848	50,502	26,031	39	111,420
Depreciation/depletion for the period	4,439	-	2,599	6	7,044
Write-down of equipment	-	-	65	-	65
Balance at September 30, 2018	$39,287	$50,502	$28,695	$45	$118,529

Carrying value
at December 31, 2017	$69,514	$7,965	$22,777	$45	$100,301
at September 30, 2018	$71,454	$9,965	$24,580	$49	$106,048

On March 2, 2017, the Company entered into an option acquisition agreement with Impulsora Minera Santacruz S.A. de C.V., a wholly-owned subsidiary of Santacruz Silver Mining Ltd. (“Santacruz”), to acquire an existing option with Minera Hochschild Mexico S.A. de C.V. (“Hochschild”) for the right to acquire a 100% interest of the San Felipe property located in Sonora, Mexico for total consideration of $15 million in cash, payable in two installments. The purchase of the option of $5 million to Santacruz plus an initial option payment of $2 million to Hochschild, plus applicable VAT, was paid with cash on hand by the Company in March while the final option payment of $8 million, plus applicable VAT, was payable to Hochschild on or before December 15, 2017. On December 1, 2017, the final option payment of $8 million plus applicable VAT was amended to become option payments of $0.5 million paid on January 1, 2018, $0.5 million paid on April 1, 2018, $1.0 million paid on July 1, 2018, with the remaining balance of $6.0 million payable on or before December 31, 2018.

Effective December 19, 2017, the San Rafael mine declared commercial production which the Company defined as operating at an average of 80% designed production capacity with saleable concentrate recoveries within 5% of its mining feasibility study over a two-week period. The Company transferred $31.6 million in net book value from non-producing properties to mining interests including the historical carrying value of $25.2 million, net of pre-commercial production revenue of $4.0 million.

Non-current assets are tested for impairment or impairment reversals when events or changes in circumstances suggest that the carrying amount may not be recoverable. A write-down of $0.2 million related to the U.S. operations was recorded for the year ended December 31, 2017 as a result of writing down carrying amounts of equipment to recoverable amounts. No other impairment or impairment reversal indicators were identified for the nine-month period ended September 30, 2018.

The Company recognized a gain of $0.8 million in the second quarter of 2018 related to proceeds received through an insurance claim for equipment damaged from mining operations during fiscal 2017.

The amount of borrowing costs capitalized as property, plant and equipment was nil during the three-month period ended September 30, 2018 (2017: $0.2 million) and nil during the nine-month period ended September 30, 2018 (2017: $0.5 million).